Financial Instruments and Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 340,356	$ 721,841
Financial liabilities, at fair value	1,114,110	859,940
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	828,024	540,682
Loans and borrowings | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	560,788	279,621
Financial liabilities, at fair value	582,118	287,255
Loans and borrowings | Convertible Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	267,236	261,061
Financial liabilities, at fair value	281,381	384,143
Borrowings, debt component | Convertible Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	264,900	277,700
Borrowings, equity component | Convertible Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	16,500	106,400
Non-current receivables from asset sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,965	10,321
Financial assets, at fair value	$ 20,965	$ 10,321